Consolidated Statements of Cash Flow - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH PROVIDED BY (USED IN): OPERATING ACTIVITIES
Net loss for the period	$ (18,141)	$ (30,077)
Items not affecting cash and cash equivalents:
Depletion, depreciation, amortization and accretion	8,711	8,585
Impairment expense (note 12)	0	6,086
Share-based compensation (note 20)	2,222	1,835
Recognition of deferred revenue (note 13)	(4,609)	(4,239)
Losses on reclamation obligation revisions (note 15)	845	369
Gains on debt obligation revisions (note 16)	(26)	0
Losses on property, plant and equipment disposals (note 22)	37	135
Losses on investments (note 22)	1,085	5,411
Equity loss of associate (note 10)	678	472
Dilution gain of associate (note 10)	(252)	(749)
Gain on deconsolidation of associate	(5,267)	0
Non-cash inventory adjustments and other	0	56
Deferred income tax recovery (note 17)	(5,376)	(8,294)
Foreign exchange losses (gains) (note 22)	(2)	1
Post-employment benefits (note 14)	(107)	(142)
Reclamation obligations (note 15)	(855)	(755)
Change in non-cash working capital items (note 22)	2,256	355
Net cash used in operating activities	(18,801)	(20,951)
CASH PROVIDED BY (USED IN): INVESTING ACTIVITIES
Decrease (increase) in loans receivable (note 7, 25)	250	(250)
Sale of investments (note 9)	0	37,500
Purchase of investments (note 9)	(511)	0
Expenditures on property, plant and equipment (note 12)	(929)	(1,567)
Proceeds on sale of property, plant and equipment	8	361
Decrease (increase) in restricted cash and investments	261	(71)
Net cash provided by (used in) investing activities	(921)	35,973
CASH PROVIDED BY (USED IN): FINANCING ACTIVITIES
Issuance of debt obligations (note 16)	670	0
Repayment of debt obligations (note 16)	(662)	0
Issuance of common shares for: New share issues-net of issue costs (note 18)	4,292	4,549
Issuance of common shares for: Share options exercised (note 18)	405	0
Net cash provided by financing activities	4,705	4,549
Increase (decrease) in cash and cash equivalents	(15,017)	19,571
Cash and cash equivalents, beginning of period	23,207	3,636
Cash and cash equivalents, end of period	$ 8,190	$ 23,207